                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6471

                Van Kampen Trust For Investment Grade Municipals
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31___

Date of reporting period: 4/30/07

Item 1. Report to Shareholders

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Trust for Investment Grade Municipals performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2007.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/07

TRUST FOR INVESTMENT GRADE MUNICIPALS
SYMBOL: VGM
------------------------------------------------------------
AVERAGE ANNUAL                        BASED       BASED ON
TOTAL RETURNS                         ON NAV    MARKET PRICE

Since Inception (1/24/92)             7.95%         7.50%

10-year                               7.38          7.50

5-year                                7.19          8.40

1-year                                7.08         12.87

6-month                               1.29          8.25
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period. The trust's advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the trust's returns would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007

MARKET CONDITIONS

The overall environment for municipal bonds was favorable during the reporting period, but mixed economic indicators and concerns about the residential housing sector led to increased market uncertainty and volatility. At the beginning of the period, the pace of economic growth appeared to be slowing, but in December, the outlook for the economy turned positive following a slate of stronger-than-expected economic releases. The improved economic picture pushed bond yields higher and effectively reversed the run-up in prices that had begun in July on concern over the weak housing market's potential drag on the economy. Bonds continued to decline until February, when the sub-prime mortgage market showed signs of deterioration, causing a sell-off in equities and a flight-to-quality bond market rally. In March, the rally ended as strong employment reports and upward movement in inflationary pressures sparked selling in an overbought Treasury market. At month end, however, the short end of the bond market rebounded strongly following news that the Federal Open Market Committee (the "Fed") had dropped its bias toward higher rates. This came as somewhat of a surprise, given the fact that core inflation readings remained elevated.

Municipal bond yields followed the general movement of the Treasury market. However, the 30-year AAA municipal yield reached lows not seen in decades, declining to 4.00 percent in the first half of the reporting period before reversing course and ending the period higher at 4.10 percent. Yields on the short end of the municipal curve rose more than long-term yields during the period. As a result, the short end of the curve posted the lowest returns while the long end outperformed other portions of the curve by as much as 70 basis points. The slope of the municipal curve (which is defined by the traditional yield advantage of bonds with longer maturities) still remained relatively flat and as such, the yield differential between long maturity and short maturity issues was quite small.

New issue supply rose dramatically during the period, increasing by 34 percent versus the same six-month period a year ago, as relatively low interest rates spurred municipalities to refinance their debt. Demand for municipal bonds was robust as well, particularly for high-yield securities as investors proved increasingly willing to take on more risk in return for relatively higher yields. The strong demand caused most credit spreads, which were already near historically tight levels, to further narrow. As a result, the lower-quality, higher yielding segment of the market considerably outperformed, returning 182 basis points more than the investment-grade segment for the overall period.

PERFORMANCE ANALYSIS

The Trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the Trust underperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the Trust outperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007

---------------------------------------------------------------
      BASED ON     BASED ON     LEHMAN BROTHERS MUNICIPAL
        NAV      MARKET PRICE          BOND INDEX

       1.29%        8.25%                 1.59%
---------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

A variety of strategies drove the Trust's performance during the course of the period. One of the key drivers was our focus on the long end of the yield curve. Given the relatively flat shape of the curve throughout the period, we invested in bonds with maturities of 25 years or more in order to capture more attractive yields. The emphasis on longer-maturity issues proved beneficial to performance as this segment of the curve outperformed for the overall period.

We also began to selectively add higher-yielding BBB rated bonds to the portfolio, as well as to add to the Trust's holdings of inverse floating-rate securities.* These strategies were additive to the Trust's performance during the first four months of the period. In the last two months, however, spread widening led the performance of lower-rated bonds to wane and rising interest rates hurt the performance of inverse floating-rate securities. As a result, the Trust's holdings in these credits detracted somewhat from performance late in the period. The biggest contributor to the Trust's underperformance versus the Lehman Brothers Municipal Bond Index, however, was its holdings of tobacco revenue bonds. A large amount of older tobacco bonds were pre-refunded during the period. Unlike the Lehman Brothers Municipal Bond Index, which contained these older bonds, the Trust only had positions in newer tobacco bonds which were not pre-refunded. As such, the portfolio was not able to benefit from the refundings that took place during the period, which detracted from the performance of the Trust's holdings in this sector relative to those of the Lehman Brothers Municipal Bond Index. In addition, spread widening in

*An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

the sector in the latter months of the period also caused these holdings to hinder performance.

Because the Trust's inverse floating-rate securities effectively added to the portfolio's duration (a measure of interest-rate risk), we hedged that risk by selling U.S. Treasury futures. This strategy was additive to performance for the overall period and served to keep the Trust's duration neutral to that of the Lehman Brothers Municipal Bond Index. We also purchased various A and BBB rated health care bonds during the period, which enhanced the Trust's overall performance. An abundant supply of housing bonds created some favorable opportunities to add to the Trust's holdings in this sector as well. Although these holdings detracted from the portfolio's total return during the period, they did serve to enhance the Trust's yield, as did additional purchases of discount coupon bonds. The Trust remained well diversified across a broad spectrum of municipal market sectors. As of the end of the period, hospital, general purpose and public education bonds represented the portfolio's largest sector weightings.

The Trustees have approved a procedure whereby the trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

RATINGS ALLOCATION AS OF 4/30/07
AAA/Aaa                                                          58.8%
AA/Aa                                                            10.5
A/A                                                               8.3
BBB/Baa                                                          10.3
BB/Ba                                                             0.2
B/B                                                               0.2
Non-Rated                                                        11.7



TOP FIVE SECTORS AS OF 4/30/07
Hospital                                                         18.9%
General Purpose                                                   8.8
Public Education                                                  7.2
Airports                                                          6.6
Master Tobacco                                                    6.4

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/07
California                                                       17.3%
New York                                                          8.7
Texas                                                             6.4
Florida                                                           6.1
Illinois                                                          5.8
New Jersey                                                        4.6
South Carolina                                                    4.6
Washington                                                        2.9
Alabama                                                           2.9
Colorado                                                          2.8
Michigan                                                          2.8
North Carolina                                                    2.6
Pennsylvania                                                      2.5
Arizona                                                           2.1
Georgia                                                           1.9
Kentucky                                                          1.9
Indiana                                                           1.9
Ohio                                                              1.8
Nevada                                                            1.8
Massachusetts                                                     1.8
Missouri                                                          1.7
Oregon                                                            1.4
Tennessee                                                         1.4

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/07
                                       (continued from previous page)
Louisiana                                                         1.3%
Iowa                                                              1.2
Alaska                                                            1.2
Virginia                                                          1.2
Minnesota                                                         0.9
Oklahoma                                                          0.9
South Dakota                                                      0.8
Maryland                                                          0.8
District of Columbia                                              0.5
Guam                                                              0.4
Puerto Rico                                                       0.4
Connecticut                                                       0.4
Wisconsin                                                         0.4
Kansas                                                            0.3
West Virginia                                                     0.3
Nebraska                                                          0.2
North Dakota                                                      0.2
Wyoming                                                           0.2
New Hampshire                                                     0.2
Mississippi                                                       0.1
Arkansas                                                          0.1
New Mexico                                                        0.1
Utah                                                              0.1
Delaware                                                          0.1
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocation and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            MUNICIPAL BONDS  191.4%
            ALABAMA  5.5%
$   6,500   Alabama Hsg Fin Auth Single Family Mtg Rev
            Rfdg Ser B (GNMA Collateralized) (AMT)
            (a)......................................... 4.700%   04/01/38    $    6,421,480
    3,660   Alabama St Brd Ed Rev & Impt Southn Univ St
            Cmnty Rfdg (MBIA Insd) (b).................. 5.250    07/01/20         3,923,373
    7,700   Birmingham Baptist Med Ctr AL Baptist Hlth
            Sys Ser A................................... 5.000    11/15/30         7,858,081
      750   Birmingham Baptist Med Ctr AL Baptist Hlth
            Sys Ser A................................... 5.875    11/15/24           800,115
    1,000   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A... 5.000    01/01/24         1,045,170
    2,250   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A... 5.250    01/01/23         2,396,137
    7,710   University AL at Birmingham Hosp Rev Ser A
            (a)......................................... 5.000    09/01/36         7,882,704
    9,840   University AL at Birmingham Hosp Rev Ser A
            (a)......................................... 5.000    09/01/41        10,038,047
                                                                              --------------
                                                                                  40,365,107
                                                                              --------------
            ALASKA  2.2%
    2,000   Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC
            Insd)....................................... 5.000    12/01/30         2,095,660
    1,250   Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC
            Insd)....................................... 5.250    12/01/34         1,336,562
    3,650   Alaska St Intl Arpt Rev Ser B (AMBAC Insd)
            (Prerefunded @ 10/01/12).................... 5.250    10/01/27         3,928,203
    1,575   Matanuska-Susitna Boro, AK Ctf Partn Pub
            Safety Bldg Lease (FSA Insd)................ 5.750    03/01/16         1,660,649
    7,300   Northern Tob Sec Corp Rev Bkd Ser A......... 5.000    06/01/46         7,182,616
                                                                              --------------
                                                                                  16,203,690
                                                                              --------------
            ARIZONA  3.9%
    1,000   Arizona Hlth Fac Auth Hosp Sys Rev John C
            Lincoln Hlth Network (Prerefunded @
            12/01/12)................................... 6.375    12/01/37         1,139,010
    6,075   Glendale, AZ Indl Dev Auth John C Lincoln
            Hlth Rfdg Ser B............................. 5.000    12/01/37         6,169,648
    3,050   Glendale, AZ Indl Dev Auth Rfdg............. 5.000    12/01/35         3,097,763
    3,500   Maricopa Cnty, AZ Hosp Rev Sun Hlth Corp.... 5.000    04/01/35         3,551,275
    2,800   Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien
            (FGIC Insd) (AMT)........................... 5.375    07/01/29         2,805,936
   11,750   University of AZ Med Ctr Corp............... 5.000    07/01/35        11,926,368
                                                                              --------------
                                                                                  28,690,000
                                                                              --------------
            ARKANSAS  0.2%
    1,395   Washington Cnty, AR Hosp Rev Regl Med Ctr
            Rfdg Ser B.................................. 5.000    02/01/30         1,425,006
                                                                              --------------

 8                                             See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            CALIFORNIA  33.2%
$   1,300   Anaheim, CA Pub Fin Auth Lease Rev Pub Impt
            Proj Ser C (FSA Insd)....................... 6.000%   09/01/16    $    1,506,648
   11,235   Anaheim, CA Pub Fin Auth Rev Elec Sys Dist
            Fac Ser A (FSA Insd)........................ 5.000    10/01/31        11,738,216
    1,500   California Cnty, CA Tob Agy Tob Sec Merced
            Cnty Rfdg Ser A............................. 5.125    06/01/38         1,504,860
    1,000   California Cnty, CA Tob Agy Tob Sec Sonoma
            Cnty Corp Rfdg.............................. 5.250    06/01/45         1,013,890
    6,355   California Ed Fac Auth Rev Pepperdine Univ
            Rfdg Ser A (FGIC Insd)...................... 5.000    09/01/33         6,615,491
    1,200   California Hlth Fac Fin Auth Rev Kaiser
            Permanente Ser A............................ 5.250    04/01/39         1,260,528
   10,380   California Hlth Fac Fin Auth Rev Cedars
            Sinai Med Ctr Rfdg (a)...................... 5.000    11/15/34        10,662,959
    3,500   California Hsg Fin Agy Rev Home Mtg Ser M
            (AMT) (a)................................... 4.625    08/01/26         3,490,998
    6,360   California Hsg Fin Agy Rev Home Mtg Ser M
            (AMT) (a)................................... 4.650    08/01/31         6,327,564
    4,450   California Hsg Fin Agy Rev Home Mtg Ser M
            (AMT) (a)................................... 4.700    08/01/36         4,438,555
    7,300   California Hsg Fin Agy Rev Home Mtg Ser M
            (AMT) (a)................................... 4.750    08/01/42         7,281,224
    1,500   California Pollutn Ctl Fin Auth Solid Waste
            Disp Rev Waste Mgmt Inc Proj Ser B (AMT).... 5.000    07/01/27         1,528,050
    1,050   California St (AMBAC Insd).................. 5.125    10/01/27         1,065,393
    6,295   California St (AMBAC Insd) (Prerefunded @
            10/01/07)................................... 5.125    10/01/27         6,395,657
    1,350   California Statewide Cmnty Dev Auth Rev
            Daughters of Charity Hlth Ser A............. 5.000    07/01/39         1,368,441
    9,015   California Statewide Cmnty Dev Auth Rev
            Daughters of Charity Hlth Ser A............. 5.250    07/01/30         9,375,420
    3,000   California Statewide Cmnty Dev Auth Rev Hlth
            Fac Adventist Hlth Ser A.................... 5.000    03/01/30         3,080,010
    3,750   California Statewide Cmnty Dev Auth Rev Hlth
            Fac Adventist Hlth Ser A.................... 5.000    03/01/35         3,835,125
    2,300   California Statewide Cmnty Dev Auth Rev
            Kaiser Permanente Ser B..................... 5.000    03/01/41         2,358,489
    4,000   California Statewide Cmnty Dev Auth Rev
            Kaiser Permanente Ser B..................... 5.250    03/01/45         4,200,120
    3,360   California Statewide Cmnty Dev Auth Rev
            Sutter Hlth Ser A........................... 5.000    11/15/43         3,462,581
    1,000   California St Dept Wtr Res Ctr Vly Proj Rev
            Wtr Sys Ser X (FGIC Insd)................... 5.000    12/01/29         1,045,000
    6,500   California St Dept Wtr Res Pwr Ser A (AMBAC
            Insd) (Prerefunded @ 5/01/12)............... 5.375    05/01/18         7,079,865

See Notes to Financial Statements                                              9

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   2,000   California St Dept Wtr Res Pwr Ser A
            (Prerefunded @ 5/01/12)..................... 6.000%   05/01/15    $    2,235,180
   11,000   California St (Prerefunded @ 2/01/14)....... 5.000    02/01/33        11,870,870
    1,000   California St Pub Wks Brd UCLA Replacement
            Hosp Ser A (FSA Insd)....................... 5.375    10/01/20         1,077,720
    5,000   California St Rfdg.......................... 5.000    08/01/28         5,253,100
    5,000   California St Univ Rev & Co Systemwide Ser A
            (AMBAC Insd)................................ 5.000    11/01/33         5,222,200
    2,000   El Dorado, CA Irr Dist Ctf Ser A (FGIC
            Insd)....................................... 5.000    03/01/21         2,096,180
    2,000   Florin, CA Res Consv Dist Cap Impt Elk Grove
            Wtr Svc Ser A (MBIA Insd)................... 5.000    09/01/33         2,102,380
    3,000   Florin, CA Res Consv Dist Cap Impt Elk Grove
            Wtr Svc Ser B (MBIA Insd)................... 5.000    03/01/33         3,149,040
    2,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev
            Cap Apprec Rfdg (MBIA Insd).................   *      01/15/17         1,241,700
   10,750   Foothill/Eastern Corridor Agy CA Toll Rd Rev
            Sr Lien Ser A (e)...........................   *      01/01/23         5,502,495
    3,000   Fremont, CA Uni Sch Dist Ser A (FGIC
            Insd)....................................... 5.000    08/01/25         3,159,240
    5,000   Golden St Tob Sec Corp CA Tob Settlement Rev
            Enhanced Ser A.............................. 5.000    06/01/45         5,183,150
   22,000   Golden St Tob Sec Corp CA Tob Settlement Rev
            Enhanced Ser A (FGIC Insd) (a).............. 5.000    06/01/38        23,079,980
    1,500   Golden St Tob Sec Corp CA Tob Settlement Rev
            Ser A (a)................................... 5.000    06/01/33         1,574,520
    4,000   Golden St Tob Sec Corp CA Tob Settlement Rev
            Ser A (a)................................... 5.750    06/01/47         4,198,720
    4,000   Los Angeles, CA Dept Wtr & Pwr Ser A (FGIC
            Insd)....................................... 5.125    07/01/40         4,189,040
    2,000   Los Angeles, CA Wtr & Pwr Rev Pwr Sys Ser B
            (FSA Insd).................................. 5.000    07/01/28         2,092,700
    1,500   Metropolitan Wtr Dist Southn CA Wtrwks Rev
            Auth Ser B1 (FGIC Insd)..................... 5.000    10/01/33         1,572,015
    3,500   Palm Springs, CA Fin Auth Lease Rev
            Convention Ctr Proj Ser A (MBIA Insd)....... 5.500    11/01/35         3,876,145
    2,000   Salinas, CA Uni High Sch Dist Ser A (MBIA
            Insd) (Prerefunded @ 6/01/12)............... 5.000    06/01/27         2,146,180
    3,000   San Francisco, CA City & Cnty Second Rfdg
            Ser Issue 29 B (FGIC Insd).................. 5.125    05/01/20         3,176,070
    1,000   Santa Clara Cnty, CA Brd Ed Ctf Partn Rfdg
            (MBIA Insd)................................. 5.000    04/01/25         1,049,530
    3,000   Temecula, CA Redev Agy Tax Temecula Redev
            Proj No 1 (MBIA Insd)....................... 5.250    08/01/36         3,103,020
    4,700   Tobacco Sec Auth Northn CA Tob Settlement
            Rev Ser A1.................................. 5.375    06/01/38         4,828,733
    3,550   Tobacco Sec Auth Northn CA Tob Settlement
            Rev Ser A1.................................. 5.500    06/01/45         3,662,180

 10                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   3,800   Tobacco Sec Auth Southn CA Tob Settlement
            Ser A....................................... 5.000%   06/01/37    $    3,773,514
    9,650   Tobacco Sec Auth Southn CA Tob Settlement
            Ser A....................................... 5.125    06/01/46         9,660,904
    1,600   Turlock, CA Hlth Fac Rev Emanuel
            Med Ctr Inc................................. 5.375    10/15/34         1,672,368
    6,746   University CA Rev Gen Ser J (a)............. 4.500    05/15/28         6,759,104
    6,747   University CA Rev Gen Ser J (a)............. 4.500    05/15/31         6,760,106
    6,747   University CA Rev Gen Ser J (a)............. 4.500    05/15/35         6,760,106
                                                                              --------------
                                                                                 242,663,274
                                                                              --------------
            COLORADO  5.4%
    2,000   Aurora, CO Ctf Partn (AMBAC Insd)
            (Prerefunded @ 12/01/10).................... 5.500    12/01/30         2,117,380
    3,405   Colorado Ed & Cultural Fac Auth Rev Impt
            Charter Sch Rfdg (XLCA Insd)................ 5.250    12/01/23         3,638,004
    4,650   Colorado Ed & Cultural Fac Auth Rev Student
            Hsg Univ CO Fndtn Proj (AMBAC Insd)......... 5.000    07/01/32         4,838,511
    5,500   Colorado Hlth Fac Auth Rev Adventist Hlth/
            Sunbelt Ser D Rfdg (a)...................... 5.250    11/15/27         5,832,365
    2,000   Colorado Hlth Fac Auth Rev Catholic Hlth
            Initiatives Ser A (e)....................... 5.500    03/01/32         2,148,800
    3,000   Colorado Hlth Fac Auth Rev Covenant
            Retirement Cmntys Inc....................... 5.000    12/01/35         3,046,980
    1,125   Colorado Hlth Fac Auth Rev Hosp Portercare
            Adventist Hlth (Prerefunded @ 11/15/11)..... 6.500    11/15/31         1,262,317
       11   Colorado Hsg Fin Auth Single Family Pgm Sr
            Ser B1 (AMT)................................ 7.650    11/01/26            11,175
    6,440   Colorado Hsg Fin Auth Single Family Mtg Rev
            Ser C3 (AMT) (a)............................ 4.625    11/01/36         6,348,230
    3,000   Colorado Springs, CO Util Rev Sys Sub Lien
            Impt Rfdg Ser A............................. 5.000    11/15/29         3,100,110
    2,650   Colorado Springs, CO Util Rev Sys Sub Lien
            Impt Ser B.................................. 5.000    11/15/30         2,753,138
    1,000   El Paso Cnty, CO Ctf Partn Detention Fac
            Proj Ser B (AMBAC Insd)..................... 5.375    12/01/18         1,077,780
    1,805   Lakewood, CO Ctf Partn (AMBAC Insd)
            (Prerefunded @ 12/01/10) (b)................ 5.300    12/01/16         1,902,037
    1,500   University of CO Hosp Auth Rev Ser A........ 5.250    11/15/39         1,557,375
                                                                              --------------
                                                                                  39,634,202
                                                                              --------------
            CONNECTICUT  0.7%
    3,580   Connecticut St Spl Oblig Pkg Rev Bradley
            Intl Arpt Ser A (ACA Insd) (AMT)............ 6.600    07/01/24         3,886,949
    1,000   Hartford, CT Pkg Sys Rev Ser A (Prerefunded
            @ 7/01/10).................................. 6.500    07/01/25         1,082,170
                                                                              --------------
                                                                                   4,969,119
                                                                              --------------

See Notes to Financial Statements                                             11

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            DELAWARE  0.2%
$   1,000   Mashantucket Westn Pequot Tribe Sub Spl Rev
            Bd Ser A (f)................................ 5.500%   09/01/36    $    1,057,890
                                                                              --------------

            DISTRICT OF COLUMBIA  1.0%
    2,775   District of Columbia Hosp Rev Medlantic
            Hlthcare Rfdg Ser A (MBIA Insd) (e)......... 5.250    08/15/12         2,828,946
    2,000   District of Columbia Rev Friendship Pub
            Charter Sch Inc (ACA Insd).................. 5.750    06/01/18         2,185,660
        5   District of Columbia Ser E (FSA Insd) (b)... 6.000    06/01/13             5,008
    2,000   Metropolitan Washington DC Arpt Auth Sys Ser
            A (FGIC Insd) (AMT)......................... 5.250    10/01/32         2,101,760
                                                                              --------------
                                                                                   7,121,374
                                                                              --------------
            FLORIDA  11.8%
    3,500   Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac
            Rev Hlth First Inc Proj..................... 5.000    04/01/34         3,583,335
    3,180   Dade Cnty, FL Spl Oblig Cap Apprec Ser B
            (AMBAC Insd) (Prerefunded @ 10/01/08).......   *      10/01/26         1,001,255
      570   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
            Insd)....................................... 5.950    07/01/20           591,808
    1,000   Florida Hsg Fin Corp Rev Homeowner Mtg Ser 2
            (GNMA Collateralized) (AMT) (g)............. 4.800    07/01/32         1,004,160
    1,000   Florida St Brd Ed Lottery Rev Ser A (FGIC
            Insd) (Prerefunded @ 7/01/10)............... 6.000    07/01/14         1,077,500
    2,500   Florida St Brd of Ed Cap Outlay Pub Ed Ser C
            (FGIC Insd) (Prerefunded @ 6/01/10)......... 5.750    06/01/29         2,671,550
    7,295   Florida St Dept Trans Tpk Rev Ser A......... 5.000    07/01/29         7,702,426
    5,000   Halifax Hosp Med Ctr FL Hosp Rev Impt Rfdg
            Ser A....................................... 5.000    06/01/38         5,081,950
    1,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Rfdg Ser C................... 5.000    11/15/31         1,024,700
    1,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Ser D (Prerefunded @
            11/15/13)................................... 5.375    11/15/35         1,090,150
    1,900   Highlands Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Sys Ser C.................... 5.250    11/15/36         1,991,485
    3,520   Highlands Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Sys Ser D.................... 5.000    11/15/35         3,592,266
   11,205   Hillsborough Cnty, FL Indl Dev Auth Hosp Rev
            Tamp Gen Hosp Proj (a)...................... 5.000    10/01/36        11,402,544
    1,745   Hillsborough Cnty, FL Port Dist Rev Tampa
            Port Auth Proj Ser A (MBIA Insd) (AMT)...... 5.375    06/01/27         1,852,823
    5,120   Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth
            Sys Rfdg (a)................................ 5.000    11/15/25         5,300,634
    1,500   Miami Beach, FL Stormwtr Rev (FGIC Insd).... 5.250    09/01/25         1,574,430
    1,720   Miami-Dade Cnty, FL Aviation Rev Miami Intl
            Arpt (FGIC Insd) (AMT)...................... 5.375    10/01/32         1,816,045

 12                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   2,000   Miami-Dade Cnty, FL Aviation Rev Miami Intl
            Arpt Hub Ser A (FGIC Insd) (AMT)............ 5.375%   10/01/27    $    2,113,660
    2,000   Miami-Dade Cnty, FL Aviation Ser A (FSA
            Insd) (AMT)................................. 5.125    10/01/35         2,076,880
    2,905   Miami-Dade Cnty, FL Pub Fac Rev Jackson Hlth
            Sys Ser A (MBIA Insd)....................... 5.000    06/01/31         3,051,644
    2,000   Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
            Insd) (Prerefunded @ 10/01/09).............. 5.500    10/01/31         2,085,120
    4,000   Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
            Insd) (Prerefunded @ 10/01/09).............. 5.625    10/01/14         4,181,680
    4,000   Palm Beach Cnty, FL Hlth Fac Auth Retirement
            Cmnty Rev Act Retirement Life Ser A (a)..... 4.500    11/15/36         3,808,500
    5,860   Saint Lucie Cnty, FL Sch Brd Ctf Partn (FSA
            Insd)....................................... 5.000    07/01/29         6,162,376
    1,210   Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA
            Insd) (b)................................... 5.500    07/01/14         1,303,025
    1,000   Tallahassee, FL Lease Rev FL St Univ Proj
            Ser A (MBIA Insd) (b)....................... 5.500    08/01/17         1,063,820
    1,115   Tallahassee, FL Lease Rev FL St Univ Proj
            Ser A (MBIA Insd) (b)....................... 5.500    08/01/19         1,185,624
    1,250   Tampa, FL Hosp Rev Cap Impt H Lee Moffitt
            Ser A....................................... 5.750    07/01/19         1,296,625
    2,880   Tampa, FL Occupational License Rfdg Ser A
            (FGIC Insd)................................. 5.375    10/01/15         3,109,248
    1,000   Tampa-Hillsborough Cnty, FL Expwy Auth Rev
            (AMBAC Insd)................................ 5.000    07/01/25         1,066,190
    1,000   Village Ctr Cmnty Dev Dist FL Recreational
            Rev Ser A (MBIA Insd)....................... 5.125    11/01/36         1,064,460
                                                                              --------------
                                                                                  85,927,913
                                                                              --------------
            GEORGIA  3.5%
    2,000   Atlanta, GA Arpt Passenger Fac Charge Rev
            Gen Sub Lien Ser C (FSA Insd)............... 5.000    01/01/33         2,091,120
    2,872   Fulton Cnty, GA Lease Rev (Acquired
            12/23/94, Cost $2,872,000) (h).............. 7.250    06/15/10         2,926,541
    1,500   George L Smith II GA World Congress Cent
            Auth Rev Domed Stadium Proj Rfdg (MBIA Insd)
            (AMT)....................................... 5.500    07/01/20         1,578,345
    3,000   Georgia Muni Elec Auth Pwr Rev Rfdg Ser B
            (FGIC Insd)................................. 6.250    01/01/17         3,556,530
    2,635   Georgia Muni Elec Auth Pwr Rev Ser A (MBIA
            Insd)....................................... 6.500    01/01/20         3,265,239
    5,575   Georgia Muni Elec Auth Pwr Rev Ser Y (MBIA
            Insd)....................................... 6.500    01/01/17         6,488,074
      240   Georgia Muni Elec Auth Pwr Rev Ser Y (MBIA
            Insd) (e)................................... 6.500    01/01/17           287,172

See Notes to Financial Statements                                             13

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            GEORGIA (CONTINUED)
$      85   Georgia Muni Elec Auth Pwr Rev Ser Y (MBIA
            Insd) (Prerefunded @ 1/01/14)............... 6.500%   01/01/17    $       98,702
    2,000   Municipal Elec Auth GA Combustion Turbine
            Proj Ser A (MBIA Insd)...................... 5.250    11/01/22         2,132,560
      800   Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare
            Sys Inc..................................... 6.700    07/01/16           834,448
    2,500   Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare
            Sys Inc Rfdg................................ 6.500    07/01/27         2,593,675
                                                                              --------------
                                                                                  25,852,406
                                                                              --------------
            ILLINOIS  11.1%
    2,000   Bedford Park, IL Rfdg Ser A (FSA Insd)...... 5.250    12/15/20         2,171,020
    4,000   Chicago, IL Brd of Ed Chicago Sch Reform Ser
            A (AMBAC Insd).............................. 5.250    12/01/27         4,106,680
    2,000   Chicago, IL Brd of Ed (FGIC Insd)
            (Prerefunded @ 12/01/10).................... 5.500    12/01/31         2,120,140
    1,500   Chicago, IL Lakefront Millennium Pk Fac
            (MBIA Insd) (Prerefunded @ 1/01/09)......... 5.125    01/01/28         1,563,555
    3,000   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien C-2 Rfdg (XLCA Insd) (AMT)....... 5.250    01/01/34         3,165,330
    1,500   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien Rfdg Ser C-2 (FSA Insd) (AMT).... 5.250    01/01/30         1,583,550
    5,000   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien (FGIC Insd) (a).................. 5.250    01/01/23         5,421,400
    4,400   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien (MBIA Insd) (a).................. 5.250    01/01/24         4,758,347
   11,500   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien (MBIA Insd) (a).................. 5.250    01/01/25        12,436,589
    1,000   Chicago, IL O'Hare Intl Arpt Rev Second Lien
            Passenger Fac Ser B (AMBAC Insd)............ 5.500    01/01/16         1,065,660
    2,000   Chicago, IL O'Hare Intl Arpt Rev Second Lien
            Passenger Fac Ser B (AMBAC Insd)............ 5.500    01/01/17         2,131,320
    3,500   Chicago, IL Proj Rfdg Ser A (MBIA Insd)
            (d)......................................... 5.000    01/01/31         3,618,160
      375   Chicago, IL Proj Rfdg Ser C (FGIC Insd)..... 5.750    01/01/14           400,759
      375   Chicago, IL Proj Rfdg Ser C (FGIC Insd)..... 5.750    01/01/15           400,759
    1,000   Chicago, IL Rfdg Ser B (AMBAC Insd)......... 5.125    01/01/15         1,067,900
    3,230   Cook Cnty, IL Rfdg Ser A (MBIA Insd)........ 5.625    11/15/16         3,294,212
    1,000   Cook Cnty, IL Ser A (FGIC Insd) (Prerefunded
            @ 5/15/11).................................. 5.500    11/15/31         1,067,560
    3,500   Du Page Cnty, IL Fst Presv Dist.............   *      11/01/10         3,061,310
    2,310   Illinois Dev Fin Auth Rev Adventist Hlth Ser
            A (MBIA Insd)............................... 5.500    11/15/13         2,522,659
    2,500   Illinois Dev Fin Auth Rev Adventist Hlth Ser
            A (MBIA Insd)............................... 5.500    11/15/15         2,755,325
    1,475   Illinois Dev Fin Auth Rev Loc Govt Pgm
            Geneva Cmnty 304 Ser B (FSA Insd) (b)....... 5.750    01/01/15         1,600,862

 14                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$   1,145   Illinois Dev Fin Auth Rev Loc Govt Pgm
            Geneva Cmnty 304 Ser B (FSA Insd) (b)....... 5.750%   01/01/17    $    1,238,111
    1,330   Illinois Fin Auth Solid Waste Rev Disp Waste
            Mgmt Inc Proj (AMT)......................... 5.050    08/01/29         1,360,364
    1,325   Illinois Fin Auth Student Hsg Rev MJH Ed
            Assistance IV Sr Ser A...................... 5.125    06/01/35         1,360,563
    1,250   Illinois Hlth Fac Auth Rev Evangelical Hosp
            Ser C (FSA Insd)............................ 6.750    04/15/17         1,474,037
      700   Illinois Hlth Fac Auth Rev Highland Park
            Hosp Proj Ser A (MBIA Insd) (Prerefunded @
            10/01/07)................................... 5.750    10/01/17           719,558
    2,275   Illinois Hlth Fac Auth Rev South Suburban
            Hosp (e).................................... 7.000    02/15/18         2,694,419
    4,750   Illinois Hsg Dev Auth Rev Homeowner Mtg Sub
            Ser C-2 (AMT)............................... 5.150    08/01/37         4,910,217
    1,000   Illinois St (FGIC Insd)..................... 5.250    12/01/20         1,008,840
    1,900   Kendall, Kane & Will Cntys, IL Cmnty Unit
            Sch Dist No 308 Ser B (FGIC Insd)........... 5.250    10/01/21         2,033,247
      250   Metropolitan Pier & Expo Auth IL Dedicated
            St Tax Rev McCormick Pl Expn Proj Ser A
            (FGIC Insd)................................. 5.375    12/15/18           262,228
    1,000   Schaumburg, IL Ser B (FGIC Insd)............ 5.000    12/01/41         1,044,540
    3,020   University IL Univ Revs Auxiliary Fac Sys
            (MBIA Insd)................................. 4.500    04/01/36         3,002,967
                                                                              --------------
                                                                                  81,422,188
                                                                              --------------
            INDIANA  3.5%
    2,560   East Washington, IN Multi Sch Bldg Corp
            First Mtg (FGIC Insd) (Prerefunded @
            7/15/12).................................... 5.375    07/15/28         2,765,696
    1,660   Indiana Hlth & Ed Fac Fin Auth Hosp Rev
            Clarian Hlth Oblig Ser A.................... 5.000    02/15/36         1,705,650
    3,500   Indiana Hlth Fac Fin Auth Hosp Rev Cmnty
            Proj Ser A (AMBAC Insd)..................... 5.000    05/01/35         3,660,790
    4,000   Indiana Hlth Fac Fin Auth Rev Deaconess Hosp
            Ser A (AMBAC Insd).......................... 5.375    03/01/34         4,290,040
    1,300   Indiana St Hsg & Cmnty Dev Auth Single
            Family Mtg Rev Ser D1 (GNMA Collateralized)
            (AMT) (a)................................... 4.600    07/01/31         1,278,505
    5,500   Indiana St Hsg & Cmnty Dev Auth Single
            Family Mtg Rev Ser D1 (GNMA Collateralized)
            (AMT) (a)................................... 4.625    07/01/38         5,366,653
    1,280   North Adams, IN Cmnty Sch Renovation Bldg
            Corp Cap Apprec First Mtg (FSA Insd) (b)....   *      01/15/19           784,986
    1,500   Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt
            (AMT)....................................... 5.950    12/01/29         1,599,915

See Notes to Financial Statements                                             15

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            INDIANA (CONTINUED)
$   1,605   Richland Beanblossom, IN Sch First Mtg (FGIC
            Insd) (Prerefunded @ 7/15/11) (b)........... 5.500%   07/15/12    $    1,718,794
    2,530   Vigo Cnty, IN Sch Bldg Corp First Mtg Impt &
            Rfdg (FSA Insd)............................. 5.250    07/10/24         2,671,680
                                                                              --------------
                                                                                  25,842,709
                                                                              --------------
            IOWA  2.2%
    1,685   Des Moines, IA Pub Pkg Sys Ser A (FGIC Insd)
            (b)......................................... 5.750    06/01/15         1,783,303
    1,785   Des Moines, IA Pub Pkg Sys Ser A (FGIC Insd)
            (b)......................................... 5.750    06/01/16         1,890,190
    2,750   Tobacco Settlement Auth IA Tob Settlement
            Rev Ser C................................... 5.375    06/01/38         2,816,110
    6,700   Tobacco Settlement Auth IA Tob Settlement
            Rev Ser C................................... 5.500    06/01/42         6,961,367
    2,750   Tobacco Settlement Auth IA Tob Settlement
            Rev Ser C................................... 5.625    06/01/46         2,879,992
                                                                              --------------
                                                                                  16,330,962
                                                                              --------------
            KANSAS  0.6%
    3,810   Kansas St Dev Fin Auth Rev KS Proj Ser N
            (AMBAC Insd) (b)............................ 5.250    10/01/22         4,047,477
                                                                              --------------

            KENTUCKY  3.6%
    1,000   Kenton Cnty, KY Arpt Brd Rev
            Cincinnati/Northn KY Intl Arpt Rfdg Ser A
            (MBIA Insd) (AMT)........................... 6.200    03/01/08         1,019,120
    3,690   Kenton Cnty, KY Arpt Brd Rev
            Cincinnati/Northn KY Intl Arpt Rfdg Ser A
            (MBIA Insd) (AMT) (b)....................... 6.250    03/01/09         3,833,098
    5,900   Kentucky Hsg Corp Hsg Rev Ser A (AMT) (a)... 4.650    07/01/37         5,841,502
    2,450   Louisville & Jefferson Cnty, KY Swr Ser A
            (MBIA Insd) (b)............................. 5.500    05/15/16         2,652,542
   12,390   Louisville & Jefferson Cnty, KY Metro Govt
            Hlth Sys Rev (a)............................ 5.250    10/01/36        12,889,730
                                                                              --------------
                                                                                  26,235,992
                                                                              --------------
            LOUISIANA  2.4%
    4,395   Ernest N Morial New Orleans, LA Exhib Hall
            Auth Spl Tax Sub Ser A (AMBAC Insd)......... 5.250    07/15/22         4,692,849
    3,000   Lafayette, LA Util Rev (MBIA Insd).......... 5.250    11/01/21         3,245,040
    2,460   Louisiana Hsg Fin Agy Rev Azalea Estates
            Rfdg Ser A (GNMA Collateralized) (AMT)...... 5.375    10/20/39         2,579,458
    6,600   Louisiana St Gas & Fuels Tax Rev Ser A (FGIC
            Insd) (a)................................... 5.000    05/01/41         6,949,437
                                                                              --------------
                                                                                  17,466,784
                                                                              --------------

 16                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            MARYLAND  1.5%
$     470   Baltimore, MD Convention Ctr Hotel Rev Ser A
            (XLCA Insd) (a)............................. 5.250%   09/01/24    $      512,121
    2,530   Baltimore, MD Convention Ctr Hotel Rev Ser A
            (XLCA Insd) (a)............................. 5.250    09/01/25         2,756,739
    2,500   Maryland St Hlth & Higher Ed Fac Auth Rev MD
            Inst College of Art......................... 5.000    06/01/40         2,548,350
    2,250   Maryland St Trans Auth Arpt Baltimore/WA
            Intl Arpt Ser B (AMBAC Insd) (AMT).......... 5.125    03/01/24         2,356,402
    2,350   Northeast, MD Waste Disp Auth Rfdg (AMBAC
            Insd) (AMT)................................. 5.500    04/01/16         2,522,302
                                                                              --------------
                                                                                  10,695,914
                                                                              --------------
            MASSACHUSETTS  3.4%
      500   Massachusetts St Hlth & Ed Fac Auth Rev
            Hlthcare Sys Covenant Hlth.................. 6.000    07/01/31           540,450
    1,000   Massachusetts St Hlth & Ed Fac Auth Rev
            Partn Hlthcare Sys Ser C.................... 5.750    07/01/32         1,077,610
    5,835   Massachusetts St Hlth & Ed Fac Auth Rev Univ
            MA Mem Issue Ser D.......................... 5.000    07/01/33         5,926,493
    7,780   Massachusetts St Hsg Fin Agy Hsg Rev Single
            Family Hsg Ser 126 (AMT) (a)................ 4.550    06/01/27         7,644,045
    2,000   Massachusetts St Hsg Fin Agy Hsg Rev Single
            Family Hsg Ser 126 (AMT) (a)................ 4.625    06/01/32         1,988,180
    2,805   Massachusetts St Port Auth Rev Ser A (MBIA
            Insd)....................................... 5.000    07/01/22         2,949,037
    4,500   Massachusetts St Wtr Res Auth Gen Ser A
            (a)......................................... 5.000    08/01/41         4,739,850
                                                                              --------------
                                                                                  24,865,665
                                                                              --------------
            MICHIGAN  5.4%
    3,015   Detroit, MI Downtown Dev Auth Tax Increment
            Rev Ser C1..................................   *      07/01/17         1,885,219
    3,050   Detroit, MI Downtown Dev Auth Tax Increment
            Rev Ser C1 (b)..............................   *      07/01/18         1,813,133
    3,050   Detroit, MI Downtown Dev Auth Tax Increment
            Rev Ser C1 (b)..............................   *      07/01/19         1,725,507
    3,050   Detroit, MI Downtown Dev Auth Tax Increment
            Rev Ser C1 (b)..............................   *      07/01/22         1,479,128
    3,050   Detroit, MI Downtown Dev Auth Tax Increment
            Rev Ser C1 (b)..............................   *      07/01/23         1,408,002
    3,050   Detroit, MI Downtown Dev Auth Tax Increment
            Rev Ser C1 (b)..............................   *      07/01/24         1,340,048
    2,965   Detroit, MI Wtr Supply Sys Ser C (MBIA Insd)
            (b)......................................... 5.250    07/01/20         3,195,084
    3,500   Grand Rapids, MI Downtown Dev Cap Apprec
            (MBIA Insd).................................   *      06/01/15         2,546,110
    2,765   Grand Rapids, MI Downtown Dev Cap Apprec
            (MBIA Insd).................................   *      06/01/16         1,925,242

See Notes to Financial Statements                                             17

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            MICHIGAN (CONTINUED)
$   2,000   Grand Rapids, MI Wtr Supply Sys Rfdg (FGIC
            Insd)....................................... 5.750%   01/01/13    $    2,137,940
    1,180   Hillsdale, MI Hosp Fin Auth Hosp Rev
            Hillsdale Cmnty Hlth Ctr.................... 5.750    05/15/18         1,252,818
    2,000   Kent Hosp Fin Auth MI Rev Metro Hosp Proj
            Ser A....................................... 6.000    07/01/35         2,204,480
    4,000   Michigan St Bldg Auth Rev Fac Pgm Rfdg Ser
            III (FSA Insd) (Prerefunded @ 10/15/12)..... 5.000    10/15/26         4,258,680
    2,850   Michigan St Hosp Fin Auth Rev Ascension Hlth
            Cr Ser A (MBIA Insd) (Prerefunded @
            11/15/09)................................... 5.750    11/15/18         3,017,466
    2,500   Michigan St Strategic Fd Detroit Edison Co
            Proj Rfdg Ser C (XLCA Insd) (AMT)........... 5.450    12/15/32         2,657,700
    2,500   Michigan St Strategic Fd Detroit Edison Co
            Proj Ser A (XLCA Insd) (AMT)................ 5.500    06/01/30         2,692,650
    2,500   Michigan St Strategic Fd Detroit Edison
            Pollutn Ctl Rfdg (AMBAC Insd) (c)........... 4.850    09/01/30         2,593,275
    1,000   Michigan St Strategic Fd Ltd Detroit Edison
            Pollutn Ctl Rfdg Ser B (AMT)................ 5.650    09/01/29         1,053,870
                                                                              --------------
                                                                                  39,186,352
                                                                              --------------
            MINNESOTA  1.8%
    1,250   Dakota Cnty, MN Cmnty Dev Agy Multi-family
            Hsg Rev Commons Marice Proj Rfdg Ser A...... 5.000    05/01/42         1,250,000
    1,175   Maple Grove, MN Hlthcare Fac Rev North Mem
            Hlthcare.................................... 5.000    09/01/35         1,211,683
    5,000   Minneapolis & Saint Paul, MN Metro Arpt Comm
            Arpt Rev Ser A (FGIC Insd) (Prerefunded @
            1/01/09).................................... 5.125    01/01/31         5,164,800
       50   Minnesota Agric & Econ Dev Brd Rev Hlthcare
            Sys A (MBIA Insd)........................... 5.750    11/15/26            51,467
    2,750   Minnesota Agric & Econ Dev Brd Rev Hlthcare
            Sys A (MBIA Insd) (Prerefunded @
            11/15/07)................................... 5.750    11/15/26         2,833,737
    1,100   Saint Paul, MN Hsg & Redev Auth Hosp Rev
            Hlth East Proj.............................. 6.000    11/15/30         1,219,625
    1,250   Saint Paul, MN Hsg & Redev Auth Hosp Rev
            Hlth East Proj.............................. 6.000    11/15/35         1,380,238
                                                                              --------------
                                                                                  13,111,550
                                                                              --------------
            MISSISSIPPI  0.2%
    1,500   Mississippi Hosp Equip & Fac Auth Rev MS
            Baptist Med Ctr Rfdg (MBIA Insd)
            (Prerefunded @ 5/01/07)..................... 6.000    05/01/13         1,500,090
                                                                              --------------

 18                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            MISSOURI  3.2%
$     240   Cape Girardeau Cnty, MO Indl Dev Auth
            Hlthcare Fac Rev Southeast MO Hosp Assoc.... 5.625%   06/01/27    $      251,753
    1,260   Cape Girardeau Cnty, MO Indl Dev Auth
            Hlthcare Fac Rev Southeast MO Hosp Assoc
            (Prerefunded @ 6/01/12)..................... 5.625    06/01/27         1,350,040
    1,250   Cole Cnty, MO Indl Dev Auth Sr Living Fac
            Rev Lutheran Sr Svc Heisinger Proj.......... 5.500    02/01/35         1,319,775
    1,625   Jefferson Cnty, MO Reorg Sch Dist No R-6
            (FGIC Insd)................................. 5.625    03/01/20         1,704,154
    1,500   Kansas City, MO Metro Cmnty Leasehold Jr
            College Impt & Rfdg (FGIC Insd) (Prerefunded
            @ 7/01/11).................................. 5.500    07/01/17         1,601,865
    3,275   Missouri Jt Muni Elec Util Comnty Pwr Proj
            Rev Plum Point Proj (MBIA Insd)............. 5.000    01/01/26         3,481,914
    1,250   Saint Charles, MO Ctf Partn Ser B........... 5.500    05/01/18         1,336,112
    3,025   Springfield, MO Pub Bldg Corp Leasehold Rev
            Springfield Branson Arpt Ser B (AMT) (AMBAC
            Insd) (a)................................... 4.550    07/01/29         2,971,927
    3,675   Springfield, MO Pub Bldg Corp Leasehold Rev
            Springfield Branson Arpt Ser B (AMT) (AMBAC
            Insd) (a)................................... 4.600    07/01/36         3,610,522
    6,000   Springfield, MO Pub Util Rev (FGIC Insd).... 4.500    08/01/36         5,965,800
                                                                              --------------
                                                                                  23,593,862
                                                                              --------------
            NEBRASKA  0.4%
    2,615   Omaha Pub Pwr Dist NE Elec Rev Sys Ser A.... 5.000    02/01/34         2,732,806
                                                                              --------------

            NEVADA  3.5%
    8,000   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2
            (FGIC Insd)................................. 5.000    07/01/36         8,349,440
    3,620   Clark Cnty, NV Bd Bk (MBIA Insd)............ 5.000    06/01/32         3,781,054
    4,900   Clark Cnty, NV Indl Dev Rev Southwest Gas
            Corp Proj Ser A (FGIC Insd) (a)............. 4.750    09/01/36         4,932,806
    3,000   Clark Cnty, NV Indl Dev Rev Southwest Gas
            Corp Proj Ser A (AMBAC Insd) (AMT).......... 5.250    07/01/34         3,172,170
    3,500   Clark Cnty, NV Indl Dev Southwest Gas Corp
            Proj Ser D1 (FGIC Insd) (AMT)............... 5.250    03/01/38         3,723,090
    1,500   Reno, NV Sr Lien Retrac Reno Trans Proj
            (AMBAC Insd) (Prerefunded @ 6/01/12)........ 5.125    06/01/32         1,596,435
                                                                              --------------
                                                                                  25,554,995
                                                                              --------------
            NEW HAMPSHIRE  0.3%
    1,000   New Hampshire Hlth & Ed Fac Auth Rev
            Derryfield Sch.............................. 7.000    07/01/30         1,083,400
    1,000   New Hampshire St Bus Fin Auth Wtr Fac Rev
            Pennichuck Wtrwks Inc (AMBAC Insd) (AMT).... 6.300    05/01/22         1,021,840
                                                                              --------------
                                                                                   2,105,240
                                                                              --------------

See Notes to Financial Statements                                             19

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            NEW JERSEY  8.8%
$   1,000   Bergen Cnty, NJ Impt Auth Sch Dist Rev
            Wyckoff Twp Brd Ed Proj..................... 5.000%   04/01/32    $    1,059,750
    1,200   New Jersey Econ Dev Auth Cig Tax............ 5.750    06/15/29         1,299,468
    1,500   New Jersey Econ Dev Auth Cig Tax............ 5.750    06/15/34         1,615,785
    3,000   New Jersey Econ Dev Auth Rev Motor Vehicle
            Sur Rev Ser A (MBIA Insd)................... 5.000    07/01/23         3,167,040
   25,000   New Jersey Econ Dev Auth St Contract Econ
            Recovery (MBIA Insd)........................ 5.900    03/15/21        29,768,250
    3,000   New Jersey St Ed Fac Auth Higher Ed Cap Impt
            Ser A (AMBAC Insd) (Prerefunded @
            9/01/12).................................... 5.250    09/01/19         3,229,920
    1,835   New Jersey St Ed Fac Auth Higher Ed Cap Impt
            Ser A (AMBAC Insd) (Prerefunded @
            9/01/12).................................... 5.250    09/01/21         1,975,634
    6,000   New Jersey St Tpk Auth Tpk Rev Ser C-1
            (AMBAC Insd)................................ 5.000    01/01/35         6,154,740
    2,095   New Jersey St Trans Tr Fd Auth Trans Sys Ser
            A........................................... 5.750    06/15/17         2,390,186
   14,000   Tobacco Settlement Fin Corp NJ Ser 1A (a)... 5.000    06/01/41        13,805,400
                                                                              --------------
                                                                                  64,466,173
                                                                              --------------
            NEW MEXICO  0.2%
    1,250   Jicarilla, NM Apache Nation Rev Ser A
            (Acquired 10/23/03, Cost $1,275,475) (h).... 5.500    09/01/23         1,348,750
                                                                              --------------

            NEW YORK  16.6%
    2,700   Long Island NY Pwr Auth Elec Sys Rev Gen Ser
            B........................................... 5.000    12/01/35         2,846,016
    3,000   Metropolitan Trans Auth NY Commuter Fac Rev
            Ser A (MBIA Insd) (Prerefunded @ 1/01/08)... 5.625    07/01/27         3,084,090
    2,500   Metropolitan Trans Auth NY Rev Rfdg Ser A
            (FGIC Insd)................................. 5.250    11/15/31         2,656,450
   13,300   Metropolitan Trans Auth NY Rev Trans Ser B
            (a)......................................... 4.500    11/15/36        13,224,356
    1,000   Nassau Cnty, NY Tob Settlement Corp Asst Bkd
            Ser A-3..................................... 5.000    06/01/35         1,017,130
    2,000   Nassau Cnty, NY Tob Settlement Corp Asst Bkd
            Ser A-3..................................... 5.125    06/01/46         2,046,580
      445   New York City Ser C (b)..................... 7.000    08/15/08           446,143
      690   New York City Ser H (Prerefunded @
            3/15/11).................................... 5.750    03/15/13           748,533
    1,700   New York City Ser I......................... 6.000    04/15/12         1,719,805
    1,775   New York City Tob Tr IV Settlement Pass Thru
            Ser A....................................... 5.000    06/01/42         1,797,897
   16,930   New York City Trans Auth Trans Fac
            Livingston Plaza Proj Rfdg Ser 1993 (FSA
            Insd) (e)................................... 5.400    01/01/18        18,776,894
    3,810   New York City Trans Future Tax Second Ser C
            (AMBAC Insd)................................ 5.250    08/01/20         4,090,302
    2,000   New York City Trans Future Tax Second Ser C
            (AMBAC Insd)................................ 5.250    08/01/22         2,134,840

 20                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            NEW YORK (CONTINUED)
$   1,495   New York City Trans Future Tax Second Ser C
            (AMBAC Insd) (Prerefunded @ 8/01/12)........ 5.250%   08/01/20    $    1,610,160
    4,545   New York City Trans Future Tax Second Ser D
            (MBIA Insd)................................. 5.250    02/01/21         4,888,466
    2,500   New York St Dorm Auth Lease Rev Muni Hlth
            Fac Impt Pgm Ser A (FSA Insd)............... 5.500    05/15/25         2,553,275
    9,635   New York St Dorm Auth Rev City Univ Sys Ser
            C........................................... 7.500    07/01/10        10,187,471
    3,000   New York St Dorm Auth Rev Hosp (MBIA
            Insd)....................................... 5.000    08/01/33         3,155,220
    2,000   New York St Dorm Auth Rev Sch Dist Fin Pgm
            Ser D (MBIA Insd)........................... 5.500    10/01/17         2,177,500
    2,000   New York St Dorm Auth Rev St Univ Ed Fac
            1989 Res (MBIA Insd) (Prerefunded @
            5/15/10).................................... 6.000    05/15/16         2,154,120
    3,000   New York St Dorm Auth Rev St Univ Ed Fac
            (FGIC Insd) (Prerefunded @ 5/15/10)......... 5.750    05/15/24         3,209,760
    2,840   New York St Loc Govt Assistance Corp Rfdg
            Ser E....................................... 6.000    04/01/14         3,163,760
    1,500   New York St Urban Dev Corp Rev Correctional
            Fac......................................... 5.500    01/01/13         1,601,985
   12,080   Port Auth NY & NJ (a)....................... 5.000    10/01/35        12,810,538
    3,000   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK
            Intl Arpt Terminal 6 (MBIA Insd) (AMT)...... 5.750    12/01/22         3,091,020
    3,000   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK
            Intl Arpt Terminal 6 (MBIA Insd) (AMT)...... 5.750    12/01/25         3,032,340
    6,000   Tsasc, Inc NY Ser 1......................... 5.000    06/01/34         6,100,980
    5,000   Tsasc, Inc NY Ser 1......................... 5.125    06/01/42         5,116,450
    1,700   Westchester, NY Tob Asset Sec Corp.......... 5.125    06/01/38         1,740,596
                                                                              --------------
                                                                                 121,182,677
                                                                              --------------
            NORTH CAROLINA  5.0%
    2,000   Charlotte, NC Ctf Partn Convention Fac Proj
            Rfdg Ser A.................................. 5.500    08/01/19         2,175,260
    4,000   North Carolina Eastern Muni Pwr Agy Pwr Sys
            Rev Ser D................................... 6.750    01/01/26         4,294,200
   25,000   North Carolina Muni Pwr Agy No 1 Catawba
            Elec Rev Rfdg (MBIA Insd)................... 6.000    01/01/12        27,404,250
    2,300   North Carolina Muni Pwr Agy Ser A (MBIA
            Insd)....................................... 5.250    01/01/19         2,463,093
                                                                              --------------
                                                                                  36,336,803
                                                                              --------------
            NORTH DAKOTA  0.3%
      695   North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm
            Home Mtg Fin Ser B (MBIA Insd) (AMT)........ 5.500    07/01/29           703,375
    1,500   Ward Cnty, ND Hlthcare Fac Rev Trinity
            Ovligated Group Rfdg........................ 5.125    07/01/29         1,543,005
                                                                              --------------
                                                                                   2,246,380
                                                                              --------------

See Notes to Financial Statements                                             21

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            OHIO  3.5%
$   1,000   Cleveland, OH Muni Sch Dist (FSA Insd)...... 5.250%   12/01/23    $    1,080,920
    3,000   Columbus, OH City Sch Dist Sch Fac Constr &
            Impt (FSA Insd) (Prerefunded @ 12/01/14).... 5.250    12/01/22         3,294,000
    2,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
            Proj........................................ 7.500    01/01/30         2,192,260
    1,000   Delaware Cnty, OH Cap Fac (Prerefunded @
            12/01/10)................................... 6.000    12/01/25         1,086,890
    1,000   Hamilton, OH One Renaissance Ctr Ser A
            (AMBAC Insd)................................ 5.500    11/01/16         1,082,590
    1,000   Lorain Cnty, OH Hosp Rev Catholic Hlthcare
            Ser S....................................... 5.375    10/01/30         1,053,660
    2,000   Lorain, OH City Sch Dist Classroom Fac Impt
            (MBIA Insd)................................. 5.250    12/01/20         2,168,740
   13,460   Ohio St Air Quality Dev Auth Rev (FGIC Insd)
            (a)......................................... 4.800    09/01/36        13,614,353
                                                                              --------------
                                                                                  25,573,413
                                                                              --------------
            OKLAHOMA  1.7%
    1,505   Alva, OK Hosp Auth Hosp Rev Sales Tax
            (Radian Insd)............................... 5.250    06/01/25         1,611,810
    1,500   Jenks, OK Aquarium Auth Rev First Mtg (MBIA
            Insd) (Prerefunded @ 7/01/10)............... 6.100    07/01/30         1,620,705
    1,575   Oklahoma City, OK Arpt Tr Jr Lien 27th Ser B
            (FSA Insd) (AMT)............................ 5.750    07/01/16         1,654,506
    1,000   Oklahoma City, OK Pub Ppty Auth Hotel Tax
            Rev (FGIC Insd)............................. 5.250    10/01/29         1,091,560
    6,220   Tulsa Cnty, OK Indl Auth Hlthcare Rev Saint
            Francis Hlth Sys (a)........................ 5.000    12/15/36         6,433,439
                                                                              --------------
                                                                                  12,412,020
                                                                              --------------
            OREGON  2.7%
    5,350   Oregon Hlth Sciences Univ Insd Ser A (MBIA
            Insd)....................................... 5.250    07/01/22         5,697,108
    5,060   Oregon St Dept Admin Rfdg Ser C (MBIA
            Insd)....................................... 5.250    11/01/17         5,376,503
    3,000   Oregon St Hsg & Cmnty Svcs Mtg Rev Ser B
            (AMT) (a) (g)............................... 4.750    07/01/27         3,017,808
    1,340   Oregon St Hsg & Cmnty Svcs Mtg Rev Ser B
            (AMT) (a) (g)............................... 4.800    07/01/32         1,340,913
    1,900   Oregon St Hsg & Cmnty Svcs Mtg Rev Ser B
            (AMT) (a) (g)............................... 4.850    07/01/37         1,911,278
    1,985   Portland, OR Urban Renewal & Redev Downtown
            Wtrfront Ser A (AMBAC Insd)................. 5.750    06/15/16         2,121,052
                                                                              --------------
                                                                                  19,464,662
                                                                              --------------

 22                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            PENNSYLVANIA  4.8%
$     575   Allegheny Cnty, PA Rfdg Ser C-53 (FGIC
            Insd)....................................... 5.500%   11/01/14    $      612,674
      230   Allegheny Cnty, PA San Auth Swr Rev (MBIA
            Insd)....................................... 5.500    12/01/30           244,437
    2,900   Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med
            Rfdg (FHA Gtd).............................. 7.000    08/01/22         2,917,864
    1,000   Greensburg Salem, PA Sch Dist Rfdg (FGIC
            Insd)....................................... 5.375    09/15/15         1,078,550
    1,000   Lehigh Cnty, PA Gen Purp Auth Rev Var-St
            Lukes Hosp Bethlehem PA (i)................. 4.609    08/15/42           999,850
       60   Penn Hills, PA (FGIC Insd) (Prerefunded @
            12/01/07)................................... 5.900    12/01/17            60,755
    1,600   Pennsylvania Hsg Fin Agy Single Family Mtg
            Rev Ser 94-A (AMT).......................... 5.100    10/01/31         1,646,816
    1,000   Pennsylvania St Higher Ed Fac Auth College &
            Univ Rev Bryn Mawr College (MBIA Insd)...... 5.625    12/01/27         1,021,380
   13,520   Pennsylvania St Pub Sch Bldg Auth Lease Rev
            Sch Dist Philadelphia Proj Ser B (a)........ 4.500    06/01/32        13,469,165
    2,600   Philadelphia, PA Auth Indl Dev Lease Rev Ser
            B (FSA Insd)................................ 5.500    10/01/16         2,810,444
    1,000   Philadelphia, PA Auth Indl Dev PA Arpt Sys
            Proj Ser A (FGIC Insd) (AMT)................ 5.125    07/01/19         1,044,410
    2,400   Philadelphia, PA Gas Wks Rev 1998 Gen
            Ordinance Ser 4 (FSA Insd).................. 5.250    08/01/22         2,556,840
    2,350   Pittsburgh, PA Ser A (AMBAC Insd)........... 5.500    09/01/16         2,521,409
    2,220   Pittsburgh, PA Ser A (AMBAC Insd)
            (Prerefunded @ 3/01/12)..................... 5.500    09/01/16         2,396,867
    1,795   Ridley Park, PA Hosp Auth Rev Taylor Hosp
            Ser A (e)................................... 6.000    12/01/13         1,922,211
                                                                              --------------
                                                                                  35,303,672
                                                                              --------------
            SOUTH CAROLINA  8.7%
    2,275   Beaufort Cnty, SC Tax Increment New Riv
            Redev Proj Area (MBIA Insd) (b)............. 5.500    06/01/19         2,472,106
    2,375   Berkeley Cnty, SC Sch Dist Ctf Partn
            Berkeley Sch Fac Grp Inc (MBIA Insd) (e).... 5.250    02/01/16         2,560,440
   13,500   Charleston Ed Excellence Fin Corp SC Rev
            (a)......................................... 5.250    12/01/25        14,454,653
    6,510   Charleston Ed Excellence Fin Corp SC Rev
            (AGC Insd) (a).............................. 5.250    12/01/28         7,033,274
    3,490   Charleston Ed Excellence Fin Corp SC Rev
            (AGC Insd) (a).............................. 5.250    12/01/30         3,770,526
    5,000   Kershaw Cnty, SC Pub Sch Fndt Kershaw Cnty
            Sch Dist Proj (CIFG Insd)................... 5.000    12/01/25         5,294,600
    2,080   Laurens Cnty, SC Sch Dist No 55 Installment
            Pur Rev..................................... 5.250    12/01/30         2,205,216
    2,300   Medical Univ SC Hosp Auth Fac Rev Mtg Rfdg
            Ser A (MBIA Insd)........................... 5.250    08/15/25         2,455,388

See Notes to Financial Statements                                             23

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            SOUTH CAROLINA (CONTINUED)
$   1,840   Myrtle Beach, SC Hospitality Fee Rev Ser A
            (FGIC Insd) (b)............................. 5.375%   06/01/21    $    2,002,987
    1,935   Myrtle Beach, SC Hospitality Fee Rev Ser A
            (FGIC Insd) (b)............................. 5.375    06/01/22         2,106,402
    1,000   Newberry Invtg in Newberry Cnty Sch Dist
            Proj........................................ 5.000    12/01/30         1,036,690
    4,500   South Carolina Jobs Econ Dev Auth Indl Rev
            Elec & Gas Co Proj Ser A (AMBAC Insd)....... 5.200    11/01/27         4,757,535
    3,750   South Carolina Jobs Econ Dev Auth Indl Rev
            Elec & Gas Co Proj Ser B (AMBAC Insd)
            (AMT)....................................... 5.450    11/01/32         3,982,163
    9,290   South Carolina Trans Infrastructure Bk Rev
            Ser A (AMBAC Insd).......................... 5.000    10/01/33         9,717,340
                                                                              --------------
                                                                                  63,849,320
                                                                              --------------
            SOUTH DAKOTA  1.5%
    2,250   Deadwood, SD Ctf Partn (ACA Insd)........... 6.375    11/01/20         2,383,492
    2,200   South Dakota Hsg Dev Auth Homeownership Mtg
            Ser E (a)................................... 4.500    11/01/26         2,153,855
    4,500   South Dakota Hsg Dev Auth Homeownership Mtg
            Ser E (a)................................... 4.625    05/01/36         4,408,493
    1,000   South Dakota St Hlth & Ed Fac Auth Rev
            Childrens Care Hosp Rfdg (Prerefunded @
            11/01/09)................................... 6.125    11/01/29         1,066,210
      980   South Dakota St Hlth & Ed Fac Auth
            Vocational Ed Pgm Ser A (AMBAC Insd)........ 5.400    08/01/13           999,914
                                                                              --------------
                                                                                  11,011,964
                                                                              --------------
            TENNESSEE  2.6%
    4,345   Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev
            CDFI Phase I LLC Proj Rfdg Ser A............ 5.125    10/01/35         4,443,197
    3,500   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
            First Mtg Mtn St Hlth Rfdg Ser A (MBIA
            Insd)....................................... 7.500    07/01/25         4,177,775
    6,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
            First Mtg Mtn St Hlth Ser A................. 5.500    07/01/36         6,392,940
      410   Montgomery Cnty, TN Pub Impt Rfdg (FGIC
            Insd) (b)................................... 5.500    05/01/16           442,976
    2,000   Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
            Rev Wellmont Hlth Sys Proj Ser C............ 5.250    09/01/36         2,076,860
    1,500   Tennessee Hsg Dev Agy Homeownership Prog
            2006 (AMT).................................. 5.150    01/01/37         1,551,285
                                                                              --------------
                                                                                  19,085,033
                                                                              --------------
            TEXAS  12.3%
    1,370   Alliance Arpt Auth Inc TX Spl Fac Rev FedEx
            Corp Proj Rfdg (AMT)........................ 4.850    04/01/21         1,400,811
    2,685   Beaumont, TX Wtrwks & Swr Sys (FGIC Insd)
            (Prerefunded @ 9/01/10) (b)................. 6.250    09/01/15         2,898,296
      300   Brazos Cnty, TX Hlth Fac Dev Oblig Grp...... 5.375    01/01/32           313,554

 24                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$   4,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A
            (FGIC Insd) (AMT)........................... 5.750%   11/01/30    $    4,165,440
    4,000   Dallas-Fort Worth, TX Intl Rev Impt Jt Rfdg
            Ser A (FGIC Insd) (AMT)..................... 5.500    11/01/31         4,225,600
    7,250   Harris Cnty-Houston, TX Sports Auth Spl Rev
            Jr Lien Rfdg Ser B (MBIA Insd).............. 5.250    11/15/40         7,625,912
    1,000   Harris Cnty, TX Hlth Fac Dev Mem Hermann
            Hlthcare Ser A (Prerefunded @ 6/01/11)...... 6.375    06/01/29         1,106,140
    4,820   Harris Cnty, TX Toll Rd (AMBAC Insd)
            (Prerefunded @ 8/15/09).....................   *      08/15/18         2,382,574
    1,000   Harris Cnty, TX Toll Rd (AMBAC Insd)
            (Prerefunded @ 8/15/09).....................   *      08/15/21           402,110
    4,000   Harris Cnty, TX Toll Rd Sub Lien Rfdg....... 5.000    08/01/33         4,044,240
    1,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (FSA
            Insd) (AMT)................................. 5.625    07/01/30         1,047,100
    5,105   Houston, TX Hotel Occupancy Tax & Spl Rev
            Convention & Entmt Ser B (AMBAC Insd)....... 5.750    09/01/15         5,512,583
      225   Houston, TX Pub Impt & Rfdg (FSA Insd)...... 5.750    03/01/15           239,121
    6,000   Houston, TX Util Sys Rev First Lien Rfdg Ser
            A (FSA Insd)................................ 5.250    05/15/21         6,467,640
    6,000   Houston, TX Util Sys Rev First Lien Rfdg Ser
            A (FGIC Insd)............................... 5.250    05/15/23         6,475,320
    2,750   Lower CO Riv Auth TX Transmission Proj Corp
            (FGIC Insd)................................. 5.000    05/15/33         2,825,295
    1,500   Mesquite, TX Hlth Fac Dev Retirement Fac
            Christian Care Ctr.......................... 5.625    02/15/35         1,582,830
    1,500   Mesquite, TX Hlth Fac Dev Retirement Fac
            Christian Care Ctr (Prerefunded @
            2/15/10).................................... 7.500    02/15/18         1,655,490
    1,100   Metropolitan Hlth Fac Dev Corp TX Wilson N
            Jones Mem Hosp Proj......................... 7.200    01/01/21         1,141,305
    1,500   Metropolitan Hlth Fac Dev Corp TX Wilson N
            Jones Mem Hosp Proj......................... 7.250    01/01/31         1,555,680
    1,500   North Central, TX Hlth Fac Dev Corp Rev Hosp
            Baylor Hlthcare Sys Proj Ser A.............. 5.125    05/15/29         1,536,210
    5,750   North Central, TX Hlth Fac Dev Corp Rev Hosp
            Childrens Med Ctr Dallas (AMBAC Insd)....... 5.250    08/15/32         6,062,513
    2,805   Tarrant Regl Wtr Dist TX Wtr Rev Impt Rfdg
            (FSA Insd).................................. 5.250    03/01/19         3,004,576
      253   Texas Muni Pwr Agy Rev (AMBAC Insd) (e).....   *      09/01/07           249,883
    3,272   Texas Muni Pwr Agy Rev (AMBAC Insd).........   *      09/01/07         3,231,493
    1,305   Texas St Pub Ppty Fin Corp Rev Mental Hlth &
            Retardation Rfdg (FSA Insd)................. 5.500    09/01/13         1,311,682
    3,500   Texas St Trans Commn Mobility Fd Ser A (FGIC
            Insd)....................................... 4.500    04/01/35         3,469,620
    2,750   Texas St Vets Housing Assistance Pgm Vet Ser
            B (FHA/VA Gtd) (AMT)........................ 6.100    06/01/31         2,880,652

See Notes to Financial Statements                                             25

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$   1,000   Texas Tech Univ Rev Fin Sys Ser 7 (MBIA
            Insd) (Prerefunded @ 2/15/12)............... 5.000%   08/15/25    $    1,055,870
    1,500   Texas Wtr Dev Brd Rev St Revolving Fd Sr
            Lien Ser B.................................. 5.250    07/15/17         1,556,175
    3,000   University of TX Univ Rev Fin Sys Ser A
            (Prerefunded @ 8/15/13)..................... 5.250    08/15/20         3,252,570
    2,500   University of TX Univ Rev Fin Sys Ser B
            (Prerefunded @ 8/15/13)..................... 5.250    08/15/20         2,710,475
    2,300   University of TX Univ Rev Fin Sys Ser C
            (Prerefunded @ 8/15/11)..................... 5.375    08/15/19         2,444,417
                                                                              --------------
                                                                                  89,833,177
                                                                              --------------
            UTAH  0.1%
    1,000   Salt Lake Cnty, UT College Rev Westminster
            College Proj (Prerefunded @ 10/01/07)....... 5.750    10/01/27         1,017,800
       25   Utah St Hsg Fin Agy Single Family Mtg, Class
            II Ser B-2 (FHA/VA) (AMT)................... 6.250    07/01/14            25,480
                                                                              --------------
                                                                                   1,043,280
                                                                              --------------
            VIRGINIA  2.2%
    1,320   Fairfax Cnty, VA Ctf Partn.................. 5.300    04/15/23         1,406,143
            800Tobacco Settlement Fin Corp VA........... 5.500    06/01/26           855,648
    5,920   Tobacco Settlement Fin Corp VA (Prerefunded
            @ 6/01/15).................................. 5.625    06/01/37         6,585,290
    3,160   Virginia St Hsg Auth Dev Auth Rental Hsg Ser
            D (AMT) (a)................................. 4.500    07/01/29         3,114,054
    3,660   Virginia St Hsg Auth Dev Auth Rental Hsg Ser
            D (AMT) (a)................................. 4.600    07/01/33         3,635,021
                                                                              --------------
                                                                                  15,596,156
                                                                              --------------
            WASHINGTON  5.5%
    2,500   Energy Northwest WA Elec Rev Proj No 3 Rfdg
            Ser A (FSA Insd)............................ 5.500    07/01/18         2,688,200
    5,360   Energy Northwest WA Elec Rev Proj No 3 Rfdg
            Ser B (FSA Insd)............................ 6.000    07/01/16         5,928,267
    2,500   Goat Hill Ppty WA Lease Rev Govt Office Bldg
            Proj (MBIA Insd)............................ 5.000    12/01/33         2,613,000
    4,400   King Cnty, WA Rfdg Ser B (MBIA Insd)........ 5.250    01/01/34         4,480,036
    7,720   Klickitat Cnty, WA Pub Util Dist No 001 Elec
            Rev Rfdg Ser B (FGIC Insd) (b).............. 5.000    12/01/25         8,237,549
    1,000   Port Seattle, WA Rev Ser B (MBIA Insd)
            (AMT)....................................... 5.625    02/01/24         1,048,260
    1,435   Radford Ct Ppty WA Student Hsg Rev (MBIA
            Insd) (b)................................... 6.000    06/01/15         1,541,879
    1,585   Radford Ct Ppty WA Student Hsg Rev (MBIA
            Insd) (b)................................... 6.000    06/01/16         1,703,526
    1,000   Seattle, WA Muni Lt & Pwr Rev............... 5.625    12/01/18         1,059,400

 26                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            WASHINGTON (CONTINUED)
$   1,250   Skagit Cnty, WA Pub Hosp Dist No 001 Skagit
            Vly Hosp.................................... 5.500%   12/01/30    $    1,314,962
    2,100   Spokane, WA Pub Fac Dist Hotel (MBIA
            Insd)....................................... 5.750    12/01/21         2,315,964
    3,000   Spokane, WA Pub Fac Dist Hotel Motel & Sales
            Use Tax (MBIA Insd)......................... 5.250    09/01/33         3,196,380
    1,000   Spokane, WA Pub Fac Dist Hotel Motel & Sales
            Use Tax (MBIA Insd)......................... 5.750    12/01/20         1,107,420
    1,350   Tacoma, WA Elec Sys Rev Rfdg Ser A (FSA
            Insd)....................................... 5.750    01/01/15         1,454,423
    1,650   Tacoma, WA Elec Sys Rev Rfdg Ser B (FSA
            Insd)....................................... 5.500    01/01/12         1,773,635
                                                                              --------------
                                                                                  40,462,901
                                                                              --------------
            WEST VIRGINIA  0.5%
    3,750   West Virginia Univ Rev Impt Univ Proj Ser C
            (FGIC Insd)................................. 5.000    10/01/34         3,943,087
                                                                              --------------

            WISCONSIN  1.8%
    2,345   Appleton, WI Wtrwks Rev Rfdg (FGIC Insd)
            (Prerefunded @ 1/01/12)..................... 5.375    01/01/19         2,513,465
      510   Badger Tob Asset Sec Corp WI................ 6.375    06/01/32           554,028
    7,520   Wisconsin Hsg & Econ Dev Auth Home Ownership
            Rev Ser A (a)............................... 4.750    09/01/33         7,516,766
    2,000   Southeast WI Professional Baseball Pk Dist
            Sales Tax Rev Rfdg Ser A (MBIA Insd)........ 5.500    12/15/20         2,304,700
                                                                              --------------
                                                                                  12,888,959
                                                                              --------------
            WYOMING  0.3%
    2,000   Sweetwater Cnty, WY Solid Waste Disp Rev FMC
            Corp Proj Rfdg (AMT)........................ 5.600    12/01/35         2,125,160
                                                                              --------------

            GUAM  0.8%
    5,800   Guam Pwr Auth Rev Ser A (AMBAC Insd)........ 5.250    10/01/34         6,027,650
                                                                              --------------

See Notes to Financial Statements                                             27

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                  COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
            PUERTO RICO  0.8%
$   1,110   Puerto Rico Comwlth Aqueduct & Swr Auth Rev
            Rfdg (Comwth Gtd)........................... 5.000%   07/01/15    $    1,122,177
    1,000   Puerto Rico Indl Tourist Ed Med &
            Environmental Ctl Fac Fin Auth Higher Ed
            Rev......................................... 5.375    02/01/19         1,027,410
    3,500   Puerto Rico Pub Bldg Auth Rev Govt Fac Ser I
            (Comwth Gtd)................................ 5.250    07/01/33         3,719,695
                                                                              --------------
                                                                                   5,869,282
                                                                              --------------
TOTAL LONG-TERM INVESTMENTS  191.4%
  (Cost $1,335,816,633)....................................................   $1,398,673,086
SHORT TERM INVESTMENTS  0.2%
  (Cost $1,400,000)........................................................        1,400,000
                                                                              --------------
TOTAL INVESTMENTS  191.6%
  (Cost $1,337,216,633)....................................................    1,400,073,086
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
HELD  (34.4%)
  (Cost ($251,355,000))
 (251,355)  Notes with interest rates ranging from 3.94 to 4.08% at April
            30, 2007 and contractual maturities of collateral ranging from
            2023 to 2047 (See Note 1) (j)..................................     (251,355,000)
                                                                              --------------
TOTAL NET INVESTMENTS  157.2%
  (Cost $1,085,861,633)....................................................    1,148,718,086
OTHER ASSETS IN EXCESS OF LIABILITIES  1.7%................................       12,462,334
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (58.9%)................     (430,465,140)
                                                                              --------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%.............................   $  730,715,280
                                                                              ==============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

(b) The Trust owns 100% of the outstanding bond issuance.

(c) Variable Rate Coupon

(d) All or a portion of this security has been physically segregated in connection with open futures contracts.

(e) Escrowed to Maturity

 28                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

(f) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g) Security purchased on a when-issued or delayed delivery basis.

(h) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.6% of net assets applicable to common shares.

(i) Floating Rate Coupon.

(j) Floating Rate notes. The interest rates shown reflect the rates in effect at April 30, 2007.

ACA--American Capital Access

AGC--AGC Insured Custody Certificates

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

COMWTH--Commonwealth of Puerto Rico

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF APRIL 30, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS
U.S. Treasury Bonds Futures, June 2007 (Current Notional
  Value of $111,750 per contract)...........................    1,693        $881,827
                                                                -----        --------

See Notes to Financial Statements                                             29

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $1,337,216,633).....................  $1,400,073,086
Cash........................................................          95,283
Receivables:
  Investments Sold..........................................       6,235,829
  Interest..................................................      18,249,210
Other.......................................................           5,854
                                                              --------------
    Total Assets............................................   1,424,659,262
                                                              --------------
LIABILITIES:
Floating Rate Note Obligations..............................     251,355,000
Payables:
  Investments Purchased.....................................       8,791,654
  Variation Margin on Futures...............................       1,428,468
  Investment Advisory Fee...................................         428,884
  Trust Shares Repurchased..................................         179,759
  Income Distributions--Common Shares.......................         131,069
  Other Affiliates..........................................          51,272
Trustees' Deferred Compensation and Retirement Plans........         938,747
Accrued Expenses............................................         173,989
                                                              --------------
    Total Liabilities.......................................     263,478,842
Preferred Shares (including accrued distributions)..........     430,465,140
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $  730,715,280
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($730,715,280 divided by
  43,656,348 shares outstanding)............................  $        16.74
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 43,656,348 shares issued and
  outstanding)..............................................  $      436,563
Paid in Surplus.............................................     662,382,337
Net Unrealized Appreciation.................................      63,738,280
Accumulated Net Realized Gain...............................       1,355,066
Accumulated Undistributed Net Investment Income.............       2,803,034
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $  730,715,280
                                                              ==============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 17,200 issued with liquidation preference of
  $25,000 per share)........................................  $  430,000,000
                                                              ==============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $1,160,715,280
                                                              ==============

 30                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $33,247,932
                                                              -----------
EXPENSES:
Interest and Residual Trust Expense.........................    3,980,648
Investment Advisory Fee.....................................    3,189,409
Preferred Share Maintenance.................................      551,438
Accounting and Administrative Expenses......................       99,107
Professional Fees...........................................       90,815
Trustees' Fees and Related Expenses.........................       72,466
Reports to Shareholders.....................................       46,346
Custody.....................................................       45,507
Transfer Agent Fees.........................................       37,003
Registration Fees...........................................       21,936
Other.......................................................       30,381
                                                              -----------
    Total Expenses..........................................    8,165,056
    Investment Advisory Fee Reduction.......................      483,381
                                                              -----------
    Net Expenses............................................    7,681,675
                                                              -----------
NET INVESTMENT INCOME.......................................  $25,566,257
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 1,488,802
  Futures...................................................   (1,560,577)
  Swap Contracts............................................   (1,206,495)
                                                              -----------
Net Realized Loss...........................................   (1,278,270)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   72,244,625
                                                              -----------
  End of the Period:
    Investments.............................................   62,856,453
    Futures.................................................      881,827
                                                              -----------
                                                               63,738,280
                                                              -----------
Net Unrealized Depreciation During the Period...............   (8,506,345)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(9,784,615)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(8,038,610)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 7,743,032
                                                              ===========

See Notes to Financial Statements                                             31

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2007     OCTOBER 31, 2006
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 25,566,257        $ 48,694,580
Net Realized Gain/Loss..................................      (1,278,270)          7,168,695
Net Unrealized Appreciation/Depreciation During
  the Period............................................      (8,506,345)         13,247,789

Distributions to Preferred Shareholders:
  Net Investment Income.................................      (7,756,704)        (12,658,380)
  Net Realized Gain.....................................        (281,906)         (2,632,105)
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       7,743,032          53,820,579

Distributions to Common Shareholders:
  Net Investment Income.................................     (17,337,112)        (35,827,315)
  Net Realized Gain.....................................        (814,663)        (10,581,860)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................     (10,408,743)          7,411,404

FROM CAPITAL TRANSACTIONS:
Cost of Shares Repurchased..............................      (2,242,970)                -0-
                                                            ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES.........................................     (12,651,713)          7,411,404
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     743,366,993         735,955,589
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $2,803,034 and $2,330,593,
  respectively).........................................    $730,715,280        $743,366,993
                                                            ============        ============

 32                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                 SIX MONTHS
                                                   ENDED                  YEAR ENDED OCTOBER 31,
                                                 APRIL 30,    -----------------------------------------------
                                                    2007       2006      2005      2004      2003      2002
                                                 ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD........  $ 16.97     $ 16.80   $ 17.34   $ 17.15   $ 17.46   $ 17.51
                                                  -------     -------   -------   -------   -------   -------
 Net Investment Income..........................     0.58(a)     1.11(a)   1.09      1.09      1.10      1.18
 Net Realized and Unrealized Gain/Loss..........    (0.20)       0.47     (0.48)     0.31      0.09      0.18
 Common Share Equivalent of Distributions Paid
   to Preferred Shareholders:
   Net Investment Income........................    (0.18)      (0.29)    (0.22)    (0.10)    (0.08)    (0.10)
   Net Realized Gain............................    (0.01)      (0.06)     0.00     (0.01)    (0.03)    (0.07)
                                                  -------     -------   -------   -------   -------   -------
Total from Investment Operations................     0.19        1.23      0.39      1.29      1.08      1.19
Distributions Paid to Common Shareholders:
   Net Investment Income........................    (0.40)      (0.82)    (0.93)    (1.00)    (1.07)    (1.03)
   Net Realized Gain............................    (0.02)      (0.24)     0.00     (0.10)    (0.32)    (0.21)
                                                  -------     -------   -------   -------   -------   -------
NET ASSET VALUE, END OF THE PERIOD..............  $ 16.74     $ 16.97   $ 16.80   $ 17.34   $ 17.15   $ 17.46
                                                  =======     =======   =======   =======   =======   =======

Common Share Market Price at End of the
 Period.........................................  $ 15.75     $ 14.94   $ 14.61   $ 15.34   $ 15.58   $ 15.80
Total Return* (b)...............................    8.25%**     9.86%     1.31%     5.76%     7.60%    14.56%
Net Assets Applicable to Common Shares at End of
 the Period (In millions).......................  $ 730.7     $ 743.3   $ 736.0   $ 468.3   $ 463.3   $ 471.6
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares* (c)...............    2.10%       1.28%     1.17%     1.27%     1.28%     1.41%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares* (c)........    6.97%       6.68%     6.51%     6.43%     6.40%     6.89%
Portfolio Turnover..............................       6%**       25%       25%       18%       23%       33%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets
    Applicable to Common Shares (c).............    2.23%         N/A       N/A       N/A       N/A       N/A
  Ratio of Net Investment Income to Average Net
    Assets Applicable to Common Shares (c)......    6.84%         N/A       N/A       N/A       N/A       N/A
SUPPLEMENTAL RATIOS:
Ratio of Expenses (Excluding Interest and
 Residual Trust Expenses) to Average Net Assets
 Applicable to Common Shares (c)................    1.01%       1.17%     1.17%     1.27%     1.28%     1.41%
Ratio of Expenses (Excluding Interest and
 Residual Trust Expenses) to Average Net Assets
 Including Preferred Shares (c).................    0.64%       0.73%     0.74%     0.80%     0.82%     0.89%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares (d).........    4.86%       4.94%     5.22%     5.82%     5.92%     6.30%
SENIOR SECURITIES:
Total Preferred Shares Outstanding..............   17,200      17,200    17,200    10,600    10,600    10,600
Asset Coverage Per Preferred Share (e)..........  $67,510     $68,253   $67,812   $69,204   $68,721   $69,511
Involuntary Liquidating Preference Per Preferred
 Share..........................................  $25,000     $25,000   $25,000   $25,000   $25,000   $25,000
Average Market Value Per Preferred Share........  $25,000     $25,000   $25,000   $25,000   $25,000   $25,000

** Non-Annualized

(a)Based on average shares outstanding.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

N/A=Not applicable

See Notes to Financial Statements                                             33

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENT -- APRIL 30, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Trust for Investment Grade Municipals (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on January 24, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days of less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2007, the Trust had $8,791,654 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENT -- APRIL 30, 2007 (UNAUDITED) continued

    At April 30, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,083,192,717
                                                              ==============
Gross tax unrealized appreciation...........................  $   67,286,966
Gross tax unrealized depreciation...........................      (1,761,597)
                                                              --------------
Net tax unrealized appreciation on investments..............  $   65,525,369
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of future gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................  $   105,360
  Tax exempt income.........................................   48,205,641
  Long-term capital gain....................................   13,213,965
                                                              -----------
                                                              $61,524,966
                                                              ===========

    As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $  207,646
Undistributed tax exempt income.............................   2,453,164
Undistributed long-term capital gain........................   1,092,071

    Net realized gains or losses may differ for financial reporting and tax purposes as a result of gains or losses recognized for tax purposes but not for book.

F. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of the bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENT -- APRIL 30, 2007 (UNAUDITED) continued

the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Trust's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2007, Trust investments with a value of $348,951,038 are held by the dealer trusts and serve as collateral for the $251,355,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2007 are presented on the Portfolio of Investments.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including preferred shares of the Trust. Effective December 1, 2006, the Adviser has agreed to waive investment advisory fees equal to .10% of the average daily net assets including preferred shares of the Trust. During the period ended April 30, 2007, the Adviser waived $483,381 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the six months ended April 30, 2007, the Trust recognized expenses of approximately $46,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2007, the Trust recognized expenses of approximately $48,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENT -- APRIL 30, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2007 and the year ended October 31, 2006, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2007     OCTOBER 31, 2006
Beginning Shares........................................     43,799,086          43,799,086
Shares Repurchased*.....................................       (142,738)                -0-
                                                             ----------          ----------
Ending Shares...........................................     43,656,348          43,799,086
                                                             ==========          ==========

* On February 28, 2007, the Trust commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust's shares trade from their net asset value. For the period ended April 30, 2007 the Trust repurchased 142,738 of its shares at an average discount of 6.56% from net asset value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to the review of the Trustees.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $205,764,624 and $82,570,934, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENT -- APRIL 30, 2007 (UNAUDITED) continued

contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contacts for the six months ended April 30, 2007 were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2006.............................    1,121
Futures Opened..............................................    5,349
Futures Closed..............................................   (4,777)
                                                               ------
Outstanding at April 30, 2007...............................    1,693
                                                               ======

B. INVERSE FLOATING RATE INVESTMENTS The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

C. INTEREST RATE SWAPS The Trust may enter into forward interest rate swap transactions intended to help the Trust manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Trust's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve the Trust's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Trust a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Trust's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Trust may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Trust intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENT -- APRIL 30, 2007 (UNAUDITED) continued

failing to honor its commitment to pay any realized gain to the Trust upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

6. PREFERRED SHARES

The Trust has outstanding 17,200 Auction Preferred Share (APS) in seven series. Series A, B and C contain 3,000 shares each, Series D contains 1,600 shares and Series E, F and G contain 2,200 shares each. Dividends are cumulative and the dividend rates are generally reset every 28 days through an auction process. The average rate in effect on April 30, 2007 was 3.797%. During the six months ended April 30, 2007, the rates ranged from 3.310% to 5.400%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of 25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the trust NAV calculations as late as the trust's last NAV calculation in the first required financial statement period. As a result, the Trust will incorporate FIN 48 in its semiannual report on April 30, 2008. The impact to the Trust's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENT -- APRIL 30, 2007 (UNAUDITED) continued

9. SUBSEQUENT EVENTS

On June 8, 2007, the Trust acquired all of the assets and liabilities of the Van Kampen Trust for Investment Grade Florida Municipals (ticker symbol VTF) through a tax free reorganization approved by VTF Trust shareholders on May 18, 2007. The Trust issued 11,627,712 common shares and 4,240 APS valued at $189,066,403 and $106,000,000, respectively, in exchange for VTF's net assets. The shares of VTF Trust were converted into Trust shares at a ratio of 0.996574 to 1 and 1 to 1, for common shares and APS, respectively. Net unrealized appreciation of VTF as of June 8, 2007 was $288,372,376. Combined net assets applicable to common shares on the day of reorganization were $897,812,082 and net assets including preferred shares of $1,433,812,082.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

RESULTS OF SHAREHOLDER VOTES

With regard to the approval of the issuance of additional common shares, a meeting was held on May 18, 2007, and the results of the votes for common shareholders is as follows:

                                                                      # OF SHARES
                                                          -----------------------------------
                                                           IN FAVOR      AGAINST     WITHHELD
---------------------------------------------------------------------------------------------
                                                          20,432,084    1,613,857    860,368

  Van Kampen Trust for Investment Grade Municipals

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Trust for Investment Grade Municipals

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Trust for Investment Grade Municipals

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                   VGMSAR 6/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-01452P-Y04/07

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                                                 TOTAL NUMBER OF       MAXIMUM NUMBER
                                               SHARES PURCHASED AS   OF SHARES THAT MAY
                                                 PART OF PUBLICLY     YET BE PURCHASED
            TOTAL NUMBER OF    AVERAGE PRICE     ANNOUNCED PLANS     UNDER THE PLANS OR
PERIOD*    SHARES PURCHASED   PAID PER SHARE       OR PROGRAMS            PROGRAMS
-------    ----------------   --------------   -------------------   ------------------
November            --                --                  --                     --
December            --                --                  --                     --
January             --                --                  --                     --
February            --                --                  --              4,379,909
March           67,838             15.71              67,838              4,312,071
April           74,900             15.66              74,900              4,237,171

*    The Share Repurchase Program commenced on 2/28/2007.

The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Trustees.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For
Investment Grade Municipals


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 21, 2007